Advances to suppliers net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Allowance for credit losses, beginning balance	$ (10,125,650)
Translation adjustments	1,132,635	$ 435,033
Allowance for credit losses, ending balance	(42,638,721)	(10,125,650)
Advances to suppliers
Allowance for credit losses, beginning balance	10,125,650	0
Additions	31,692,011	9,994,385
Translation adjustments	821,060	131,265
Allowance for credit losses, ending balance	$ 42,638,721	$ 10,125,650